Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Premises and Equipment

Premises and equipment at March 31, 2018 and 2019 consist of the following:

	2018	2019
	(in millions of yen)
Land	566,040	563,032
Buildings	811,911	826,781
Equipment and furniture	484,102	472,186
Leasehold improvements	97,066	97,508
Construction in progress	25,849	37,174
Software	1,463,786	1,366,481

Total	3,448,754	3,363,162
Less: Accumulated depreciation and amortization	1,332,570	1,462,210

Premises and equipment—net	2,116,184	1,900,952